Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - Credit risk [member] - EUR (€)
€ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	€ 56,988	€ 59,265
Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	933	1,141
Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2,323	2,838
Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	560	440
Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,037	2,478
Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,786	4,444
Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	12,332	11,264
Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,609	3,923
Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4,384	4,831
Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,311	3,877
Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	5,846	5,674
Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2,896	3,326
Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	1,663	1,771
Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4,338	4,469
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	7,969	8,790
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		54,467	56,243
Americas [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		933	1,136
Americas [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,216	2,707
Americas [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		557	438
Americas [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,905	2,400
Americas [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,412	3,957
Americas [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		11,909	10,778
Americas [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,443	3,769
Americas [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,242	4,658
Americas [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,197	3,742
Americas [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,661	5,445
Americas [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,821	3,205
Americas [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,633	1,728
Americas [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,190	4,319
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		7,349	7,962
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		898	901
United Kingdom [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		73	94
United Kingdom [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		53	53
United Kingdom [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		173	168
United Kingdom [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		38	36
United Kingdom [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		24	22
United Kingdom [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2	2
United Kingdom [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		29	28
United Kingdom [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		74	85
United Kingdom [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		20	19
United Kingdom [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		73	69
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		338	323
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,458	1,994
International [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		34	37
International [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3	3
International [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		28	15
International [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		201	319
International [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		289	353
International [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		143	132
International [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		140	171
International [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		85	106
International [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		111	144
International [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		55	102
International [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		30	43
International [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		75	80
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		265	488
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		166	128
Asset management [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations			5
Asset management [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		52	9
Asset management [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		97	96
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		17	17
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(237)	(276)
Past due and impaired [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(13)	(9)
Past due and impaired [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(17)
Past due and impaired [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(9)	(6)
Past due and impaired [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(14)	(14)
Past due and impaired [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(33)	(31)
Past due and impaired [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(23)	(25)
Past due and impaired [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(30)	(51)
Past due and impaired [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(20)	(25)
Past due and impaired [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(24)	(47)
Past due and impaired [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(19)	(23)
Past due and impaired [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(6)	(6)
Past due and impaired [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(10)	(11)
Past due and impaired [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		€ (20)	€ (26)

[1]	Includes investments of Holding and other activities.